Other income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
Other income and expenses, net include the following:

	Year ended December 31,
in € thousand	2023	2022	2021
Research and development tax credit	6,797	15,348	21,949
Grant income	11,350	191	1,684
Profit/(loss) on disposal of fixed assets and intangible assets, net	(21)	(38)	(42)
Profit/(loss) from revaluation of lease agreements	45	(32)	—
Taxes, duties, fees, charges, other than income tax	(475)	(217)	(212)
Miscellaneous income/(expenses), net	3,824	(3,054)	(403)
OTHER INCOME AND EXPENSES, NET	21,520	12,199	22,976